Assets held for sale (Details) R$ in Thousands		3 Months Ended	6 Months Ended
		Jun. 30, 2020 BRL (R$) properties	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 BRL (R$) properties	Jan. 03, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Assets Held for Sale Disclosure [Abstract]
Acquisition by Avon on January 3, 2020					R$ 186,518
Transfer to property, plant and equipment	[1]		R$ (39,186)
Transfer from property, plant and equipment	[2]		16,210
Sale			(22,287)
Exchange variation			54,302
Balance on June 30, 2020		R$ 195,557	R$ 195,557	R$ 195,557		R$ 0
Number of properties from held for sale | properties		2		2

[1]	During the first quarter of 2020, Avon decided not to proceed with the sale two properties. As a result, Avon reclassified such properties from held for sale to property, plant and equipment during the first quarter of 2020. At the time of reclassification, the Company recorded a true up on depreciation resulting in an immaterial impact.
[2]	Includes a property that was classified as held for sale during the period.